LONG TERM INVESTMENT, NET	6 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
LONG TERM INVESTMENT, NET

NOTE 5 – LONG TERM INVESTMENT, NET

Equity investment using the measurement alternative
Balance as of June 30, 2024	$1,513,600
Additions	19,000,000
Foreign currency translation adjustments	143,152
Balance as of Jun 30, 2025	20,656,752
Impairment	(1,123,200)
Foreign currency translation adjustments	482,301
Balance as of December 31, 2025	$20,015,853

Equity investments using the measurement alternative include the following items:

(1)	In November 2018, the Company entered into an equity investment agreement to invest $1,144,000 (RMB8.0 million) into Dogness Network for 10% of the ownership interest in Dogness Network, in which the Company does not have significant influence and accounted for such investment using measurement alternative. On January 30, 2026, Dogness Network entered into liquidation procedure, due to continuous losses. Therefore, the Company recorded a full impairment loss of $1,123,200 (RMB8.0 million) for the six months ended December 31, 2025.

(2)	In November 2018, the Company entered into an equity investment agreement to invest $429,000 (RMB3.0 million) into Linsun Smart Technology Co., Ltd (“Linsun”) for 13% of the ownership interest in Linsun, in which the Company does not have significant influence and accounted such investment using measurement alternative.

(3)	On May 17, 2025, the Company entered into an equity investment to acquire a 19.5% equity interest in an unrelated private entity - Dogness Intelligent Technology Co., Ltd. (“DITC”) from its original owners for considerations consisting of (a) issuance of the Company’s 250,000 Class A common shares, (b) issuance of 1,550,000 pre-funded warrants to purchase the Company’s Class A common shares and (c) issuance of up to 2,000,000 maximum eligibility warrants to purchase the Company’s Class A common shares. The fair value of such consideration was determined at $19,000,000 assessed by an independent valuation firm. In DITC, the Company does not have significant influence and accounted for such investment using measurement alternative.

As of December 31, 2025, the Company believes there was no material market environment change or any other factor that indicating the fair value of above other investments was less than carrying value, hence, the Company concluded there is no impairment of the above other investments.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)